Changes in non-cash working capital (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes In Non-Cash Working Capital Details
Accounts receivable	(350,077)	(119,160)	1,139,309
Work-in-progress	135,747	(1,112,210)
Prepaid expenses	(97,544)	2,836	7,347
Accounts payable and accrued liabilities	275,799	771,337	(133,148)
Deferred revenue	(1,459,393)	1,776,496
Portion attributable to:
Operating activities	(1,495,468)	1,319,299	1,013,508
Financing activities
Investing activities
Change in non-cash working capital	(1,495,468)	1,319,299	1,013,508